Annual Operating Expenses - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Communications ETF - Fidelity Disruptive Communications ETF	Sep. 29, 2023
Operating Expenses:
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.50%

[1]	ABased on estimated amounts for the current fiscal year.